Financial instruments	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Financial instruments

6. Financial instruments

(1) Financial assets and liabilities by category, as of December 31, 2017, 2016 and January 1, 2016 are as follows:

	December 31, 2017		December 31, 2016		January 1, 2016
Loans and receivable	(In millions of Korean won)
Cash and cash equivalents	~~W~~	39,095	~~W~~	16,720	~~W~~	24,909
Short-term financial instruments		22,500		22,000		11,500
Accounts receivables		42,168		11,819		5,289
Other receivables		698		710		160
Other current assets		155		157		102
Other non-current financial assets		1,394		965		954
Total	~~W~~	106,010	~~W~~	52,371	~~W~~	42,914
Financial liabilities at amortized cost
Accounts payables	~~W~~	44,410	~~W~~	9,723	~~W~~	2,535
Accrued expenses		322		250		209
Other current liabilities		107		—		17
Other non-current liabilities		141		—		—
Total	~~W~~	44,980	~~W~~	9,973	~~W~~	2,761

Other current assets include short-term loans and accrued interest. Other non-current financial assets include leashold deposits, other deposits, and long-term loans. Other non-current liabilities include capital lease payables.

(2) Net Gains or Losses by Category of Financial Instruments

Net gains or losses by each category of financial instruments for the periods ended December 31, 2017 and 2016 are as follows:

	December 31, 2017		December 31, 2016
Loans and receivables	(In millions of Korean won)
Interest income	~~W~~	554	~~W~~	522
Gains on foreign currency transactions		231		759
Financial liabilities at amortized cost
Losses on foreign currency transactions		(349)		(1,289)

(3) The carrying amount and fair value of financial instruments as of December 31, 2017, 2016 and January 1, 2016 are as follows:

	December 31, 2017
	Carrying value		Fair value
Financial assets	(In millions of Korean won)
Cash and cash equivalents	~~W~~	39,095	~~W~~	39,095
Short-term deposits not classified as cash equivalents		22,500		22,500
Accounts receivables		42,168		(*	)
Other receivables		698		(*	)
Other current assets		155		(*	)
Other non-current financial assets		1,394		(*	)
Total	~~W~~	106,010
Financial liabilities
Accounts payables	~~W~~	44,410		(*	)
Accrued expenses		322		(*	)
Other current liabilities		107		(*	)
Other non-current liabilities		141		(*	)
Total	~~W~~	44,980

	December 31, 2016
	Carrying value		Fair value
Financial assets	(In millions of Korean won)
Cash and cash equivalents	~~W~~	16,720	~~W~~	16,720
Short-term deposits not classified as cash equivalents		22,000		22,000
Accounts receivables		11,819		(*	)
Other receivables		710		(*	)
Other current assets		157		(*	)
Other non-current financial assets		965		(*	)
Total	~~W~~	52,371
Financial liabilities
Accounts payables		9,723		(*	)
Accrued expenses		250		(*	)
Total	~~W~~	9,973

	January 1, 2016
	Carrying value		Fair value
Financial assets	(In millions of Korean won)
Cash and cash equivalents	~~W~~	24,909	~~W~~	24,909
Short-term deposits not classified as cash equivalents		11,500		11,500
Accounts receivables		5,289		(*	)
Other receivables		160		(*	)
Other current assets		102		(*	)
Other non-current financial assets		954		(*	)
Total	~~W~~	42,914
Financial liabilities
Accounts payables	~~W~~	2,535		(*	)
Accrued expenses		209		(*	)
Other current liabilities		17		(*	)
Total	~~W~~	2,761

(*) As the carrying amount is a reasonable approximation of fair value due to the short maturity of the instrument, it is excluded from fair value disclosure.

(4) The fair value hierarchy of the Company’s financial instruments at fair values as of December 31, 2017, 2016 and January 1, 2016, is as follows:

	December 31, 2017
	Level 1		Level 2		Level 3		Total
	(In millions of Korean won)
Cash and cash equivalents	~~W~~	24,431	~~W~~	14,664	~~W~~	—	~~W~~	39,095
Short-term financial instruments	~~W~~	11,000	~~W~~	11,500	~~W~~	—	~~W~~	22,500

	December 31, 2016
	Level 1		Level 2		Level 3		Total
		(In millions of Korean won)
Cash and cash equivalents	~~W~~	7,773	~~W~~	8,947	~~W~~	—	~~W~~	16,720
Short-term financial instruments	~~W~~	4,500	~~W~~	17,500	~~W~~	—	~~W~~	22,000

	January 1, 2016
	Level 1		Level 2		Level 3		Total
		(In millions of Korean won)
Cash and cash equivalents	~~W~~	24,044	~~W~~	865	~~W~~	—	~~W~~	24,909
Short-term financial instruments	~~W~~	1,000	~~W~~	10,500	~~W~~	—	~~W~~	11,500

Fair value measurements are categorized into Level 1, 2 or 3 as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date;
•	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and
•	Level 3 inputs are unobservable inputs for the asset or liability.

The fair value of financial instruments traded in an active market is determined based on the quoted market price as of the end of the reporting period. If the quoted prices are readily and regularly available through exchanges, sellers, brokers, industry groups, rating agencies or regulators and such prices represent actual market transactions that occur regularly between independent parties, they are considered active markets. These products are included in Level 1.

The fair value of financial instruments that are not traded in an active market is determined using valuation techniques. These valuation techniques use as much market observable information as possible and use the least amount of group-specific information. At this time, if all the significant input variables required to measure the fair value of a financial instrument are observable, the instrument is included in Level 2.

If one of more than one significant input variable is not based on observable market information, the financial instrument is included in Level 3.

The valuation techniques used to measure the fair value of a financial instrument include:

- Market price or deler price of a similar financial instrument

- The fair value of derivative instruments is determined by discounting the amount to present value using the leading exchange rate as of the end of the reporting period